Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1 — Description of the Plan

The following description of the Apartment Investment and Management Company Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan’s provisions.

General

On December 15, 2020, Apartment Investment and Management Company (“Aimco”) completed the separation of its businesses (the “Separation”), creating two, separate and distinct, publicly traded companies, Aimco and Apartment Income REIT Corp. (“AIR”). Concurrent with the Separation, the AIR 401(k) Retirement Plan (“AIR Plan”) was amended effective December 15, 2020. Aimco and its subsidiaries became participating employers in the AIR Plan and the AIR Plan became a multiple employer plan sponsored by AIR. There were no changes in benefits as a result of that amendment. The portion of the AIR Plan that covered Aimco employees was spun off and established as the Plan, effective January 1, 2023.

The Plan is a defined contribution plan subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan covers active regular employees in groups designated by Aimco, the Plan Sponsor, as eligible to participate in accordance with the Plan documents. Generally, an employee can participate in the Plan at age 18 or older, regardless of time of service. Fidelity Management Trust Company (“Fidelity”) serves as the Plan’s trustee and provides certain administrative services to the Plan.

Contributions

Each year, eligible participants may contribute up to 50% of their eligible compensation, or $23,500 for 2025, whichever is less. Participants who have attained age 50 before the end of the Plan year are eligible to make additional catch-up contributions up to $7,500 for 2025. Participants may also contribute amounts representing distributions from other qualified defined benefit, defined contribution plans and individual retirement accounts (rollovers).

Aimco has adopted the safe harbor design under Section 401(k)(12) of the Internal Revenue Code (“IRC”). The Plan provides for mandatory safe harbor contributions on behalf of each participant in the amount equal to 100% of the first 3% of the participant’s eligible compensation that is deferred, plus 50% of the next 2% of the participant's eligible compensation that is deferred, for a maximum total employer match of 4%. Aimco may also make a discretionary matching and discretionary nonelective contribution to all eligible participants; however, no discretionary contributions were made during the year ended December 31, 2025. All contributions are subject to certain limitations of the IRC.

Participants may direct their contributions, Aimco’s safe harbor contributions, and Aimco’s discretionary employer contributions, if any, into a variety of investment choices, which are more fully described in the Plan document and related agreements.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, Aimco matching and discretionary contributions, and allocations of Plan earnings, and is charged with an allocation of administrative expenses. Plan earnings are allocated based on the participant’s share of net earnings or losses of their respective elected investment options. Allocations of administrative expenses are a fixed dollar amount per participant or per transaction type. The benefit to which a participant is entitled is their vested account balance at the time of distribution.

Vesting

Participants are immediately vested in their elective contributions, the safe harbor matching contributions, plus actual earnings and losses thereon. Discretionary nonelective and discretionary matching contributions and related earnings are fully vested after three years of service. Certain amounts that merged into the Plan retain their original vesting schedules.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000, up to a maximum equal to the lesser of the following amounts, reduced by the participant's highest aggregate loan balance during the 12 months preceding the loan:

•
$50,000; or
•
50% of the participant's total vested account balance.

Participants may have only two outstanding loans at a time. Participant loans are ordinarily repaid through payroll deductions and participants’ remaining account balances are used as collateral for the loans. The loans bear interest at a rate commensurate with local prevailing rates and shall remain fixed throughout the duration of the loan. Notes must be repaid within five years, unless the proceeds are used to purchase a principal residence, in which case the loan term may be extended up to fifteen total years from the date of the loan. As of December 31, 2025, notes receivable from participants had interest rates that ranged from 5.25% to 10.50%, with maturities through July 2039.

Withdrawals and Payment of Benefits

On termination of service or upon death, disability, or retirement, a participant (or the participant’s beneficiary) may elect to receive a distribution equal to the vested value of the participant's account, which will be paid out as soon as administratively possible. In-service withdrawals are available in certain limited circumstances, as defined by the Plan.

Administrative Fees and Expenses

Certain expenses of administering and servicing the Plan, including equipment, supplies, and payroll expenses of administrative and clerical personnel, are provided by Aimco without charge to the Plan; however, each participant is charged a flat fee of $17.25 per quarter to help with the costs of legal, recordkeeping, and trustee fees, as well as retirement planning tools and educational materials. In general, plan expenses in excess of the administrative budget amount are paid by Aimco. Each participant with a loan is charged a flat fee of $75 per loan to help with the costs of loan processing, and an annual loan maintenance fee of $25 for each loan.

Forfeited Accounts

As of December 31, 2025, and December 31, 2024, forfeited accounts totaled $871 and $24,216, respectively. These balances represent amounts forfeited during the year, available to offset Plan administrative expenses and future employer contributions, but not yet used as of the end of each respective period. For the year ended December 31, 2025, forfeitures of $23,216 were used to offset employer contributions.